                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2005 - March 31, 2005

                                                 THE NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)

MID CAP GROWTH PORTFOLIO

    Shares                                                              Market Value
    ------                                                              ------------
             COMMON STOCKS -- 98.1%
             AEROSPACE/DEFENSE -- 1.1%
    44,100   Rockwell Collins                                         $    2,098,719
                                                                      --------------
             APPAREL -- 7.1%
    37,500   Abercrombie & Fitch Co.                                       2,146,500
   152,600   American Eagle Outfitters, Inc.                               4,509,330
    42,800   COACH, Inc.*                                                  2,423,764
    75,000   Limited                                                       1,822,500
    64,200   Urban Outfitters, Inc.*                                       3,079,674
                                                                      --------------
                                                                          13,981,768
                                                                      --------------
             COMPUTER SOFTWARE AND SERVICES -- 8.3%
    60,200   Adobe Systems, Inc.                                           4,043,634
   105,600   Autodesk, Inc.                                                3,142,656
    49,200   Avid Technology, Inc.*                                        2,662,704
    85,500   NCR Corp.*                                                    2,884,770
    42,600   QLogic Corp.*                                                 1,725,300
    63,300   VeriSign, Inc.*                                               1,816,710
                                                                      --------------
                                                                          16,275,774
                                                                      --------------
             CONSUMER PRODUCTS AND SERVICES -- 6.9%
    35,500   Alberto-Culver Co.                                            1,699,030
    33,900   Black & Decker Corp.                                          2,677,761
    21,400   Harman International                                          1,893,044
    41,600   Medco Health Solutions, Inc.*                                 2,062,112
    45,700   Station Casinos, Inc.                                         3,087,035
    33,300   The Clorox Company                                            2,097,567
                                                                      --------------
                                                                          13,516,549
                                                                      --------------
             DISTRIBUTION/WHOLESALE -- 1.0%
    63,300   Hughes Supply, Inc.                                           1,883,175
                                                                      --------------
             ELECTRONICS -- 3.5%
    52,000   AMETEK, Inc.                                                  2,093,000
    83,300   Rockwell International Corp.                                  4,718,112
                                                                      --------------
                                                                           6,811,112
                                                                      --------------

    Shares                                                              Market Value
    ------                                                              ------------
             FINANCIAL SERVICES -- 1.2%
    12,600   Chicago Mercantile Exchange                                  $2,444,778
                                                                      --------------
             FOOD/BEVERAGES -- 2.9%
    65,000   Constellation Brands, Inc. - Class A*                         3,436,550
    36,000   Hershey Foods Corp.                                           2,176,560
                                                                      --------------
                                                                           5,613,110
                                                                      --------------
             HEALTHCARE PRODUCTS AND SERVICES -- 9.2%
    72,100   Aetna, Inc.                                                   5,403,895
    44,000   Covance, Inc.*                                                2,094,840
    41,500   Coventry Health Care, Inc.*                                   2,827,810
   100,000   Cytyc Corp.*                                                  2,301,000
    62,750   DaVita, Inc.*                                                 2,626,088
    72,200   Renal Care Group, Inc.*                                       2,739,268
                                                                      --------------
                                                                          17,992,901
                                                                      --------------
             HOTELS AND MOTELS -- 2.0%
    34,000   Choice Hotels International, Inc.                             2,106,300
    25,000   MGM MIRAGE*                                                   1,770,500
                                                                      --------------
                                                                           3,876,800
                                                                      --------------
             INFORMATION TECHNOLOGY -- 1.7%
    72,000   Cognizant Technology Solutions Corp.*                         3,326,400
                                                                      --------------
             MEDICAL SPECIALTIES -- 9.1%
    32,300   Beckman Coulter, Inc.                                         2,146,335
    30,000   C.R. Bard, Inc.                                               2,042,400
    26,000   Cooper Companies, Inc.                                        1,895,400
    50,000   Dade Behring Holdings, Inc.*                                  2,946,500
    35,000   Fisher Scientific International, Inc.*                        1,992,200
    50,000   Patterson Companies, Inc.*                                    2,497,500
    19,000   Quest Diagnostics, Inc.                                       1,997,470
    62,150   St. Jude Medical, Inc.*                                       2,237,400
                                                                      --------------
                                                                          17,755,205
                                                                      --------------
             METALS -- 3.0%
    84,000   Cameco Corp.                                                  3,716,160
    38,600   Nucor Corp.                                                   2,221,816
                                                                      --------------
                                                                           5,937,976
                                                                      --------------

             OIL AND GAS SERVICES -- 7.8%
   188,100   Chesapeake Energy Corp.                                       4,126,914
    45,000   Kerr-McGee Corp.                                              3,524,850
    30,000   Sunoco, Inc.                                                  3,105,600
   139,200   XTO Energy, Inc.                                              4,571,328
                                                                      --------------
                                                                          15,328,692
                                                                      --------------

    Shares                                                              Market Value
    ------                                                              ------------
             PHARMACEUTICALS -- 1.4%
    56,500   Pharmaceutical Product Development*                      $    2,737,425
                                                                      --------------
             PRODUCER MANUFACTURING -- 9.0%
    53,600   Autoliv, Inc.                                                 2,554,040
    63,000   Energizer Holdings, Inc.*                                     3,767,400
    85,000   Graco, Inc.                                                   3,430,600
    31,400   ITT Industries, Inc.                                          2,833,536
    80,000   Pentair, Inc.                                                 3,120,000
    25,000   Precision Castparts Corp.                                     1,925,250
                                                                      --------------
                                                                          17,630,826
                                                                      --------------
             REAL ESTATE INVESTMENT TRUST -- 2.8%
    41,800   Starwood Hotels & Resorts Worldwide, Inc.                     2,509,254
    42,800   Wynn Resorts, Ltd.*                                           2,899,272
                                                                      --------------
                                                                           5,408,526
                                                                      --------------
             RETAIL- FOOD CHAINS -- 1.1%
    41,000   YUM! Brands, Inc.                                             2,124,210
                                                                      --------------

             SECURITY SERVICES -- 1.0%
    55,000   The Brink's Company                                           1,903,000
                                                                      --------------

             SEMICONDUCTORS -- 2.7%
   136,000   Marvell Technology Group Ltd.*                                5,214,240
                                                                      --------------

             TECHNOLOGY -- 0.8%
    53,500   FLIR Systems, Inc.*                                           1,621,050
                                                                      --------------

             TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 11.5%
    85,600   Harris Corp.                                                  2,794,840
    28,000   L-3 Communications Holdings, Inc.                             1,988,560
   216,500   Nextel Partners, Inc.*                                        4,754,339
    54,500   NII Holdings, Inc. - Class B*                                 3,133,750
    40,000   Research In Motion Ltd.*                                      3,056,800
    27,000   SpectraSite, Inc.*                                            1,565,190
    36,300   Telephone and Data Systems, Inc.                              2,962,080
    53,500   United States Cellular Corp.*                                 2,441,205
                                                                      --------------
                                                                          22,696,764
                                                                      --------------
             TRANSPORTATION EQUIPMENT -- 1.5%
    42,800   Polaris Industries, Inc.                                      3,005,844
                                                                      --------------
             TRANSPORTATION SERVICES -- 0.7%
    28,000   C.H. Robinson Worldwide, Inc.                                 1,442,840
                                                                      --------------
             VETERINARY SERVICES -- 0.8%
    76,400   VCA Antech, Inc.*                                             1,545,572
                                                                      --------------

    Shares                                                              Market Value
    ------                                                              ------------
             TOTAL COMMON STOCKS
                (COST $146,840,354)                                   $  192,173,256
                                                                      --------------
             MONEY MARKET FUNDS -- 1.9%
 3,752,739   FBR Fund for Government Investors
                (Cost $3,752,739)                                          3,752,739
                                                                      --------------

                TOTAL INVESTMENTS -- 100.0%                              195,925,995
                  (COST $150,593,093)

                Liabilities in Excess of Other Assets -- 0.0%                (59,513)
                                                                      --------------
                NET ASSETS -- 100.0%                                  $  195,866,482
                                                                      ==============

*  Non-income producing.

See Notes to Portfolio of Investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)

AGGRESSIVE MICRO CAP PORTFOLIO

   Shares                                                                   Market Value
   ------                                                                   ------------
             COMMON STOCKS -- 96.7%
             ADVERTISING -- 1.3%
    21,400   Jupitermedia Corp.*                                      $           331,914
                                                                      -------------------
             AEROSPACE/DEFENSE -- 1.9%
     8,400   Innovative Solutions and Support, Inc.*                              266,700
     7,290   United Industrial Corp.                                              215,930
                                                                      -------------------
                                                                                  482,630
                                                                      -------------------
             APPAREL -- 2.3%
     5,530   Cherokee, Inc.                                                       185,144
    41,200   Hartmarx Corp.*                                                      393,048
                                                                      -------------------
                                                                                  578,192
                                                                      -------------------
             CHEMICALS -- 2.1%
        57   Kronos Worldwide, Inc.                                                 2,423
     9,000   NL Industries, Inc.*                                                 207,900
    11,700   NuCo2, Inc.*                                                         307,710
                                                                      -------------------
                                                                                  518,033
                                                                      -------------------
             COMMERCIAL SERVICES -- 9.0%
     7,900   Duratek, Inc.*                                                       157,605
    21,700   Greg Manning Auctions, Inc.*                                         218,519
     5,500   Hub Group, Inc. - Class A*                                           344,685
     8,040   Navigant Consulting, Inc.*                                           218,929
    22,300   OMI Corp.                                                            427,046
     8,000   Ritchie Bros. Auctioneers, Inc.                                      252,800
    16,900   Scientific Games Corp.*                                              386,165
     7,860   Steiner Leisure Ltd.*                                                256,943
                                                                      -------------------
                                                                                2,262,692
                                                                      -------------------

             COMPUTER SOFTWARE AND SERVICES -- 5.8%
     9,120   Ansoft Corp.*                                                        246,058
     6,140   ANSYS, Inc.*                                                         210,049
    23,700   Sapient Corp.*                                                       174,077
     9,000   SI International, Inc.*                                              248,670
     4,960   Synaptics, Inc.*                                                     115,072
     9,350   TALX Corp.                                                           169,796
    16,600   Witness Systems, Inc.*                                               291,330
                                                                      -------------------
                                                                                1,455,052
                                                                      -------------------

   Shares                                                                   Market Value
   ------                                                                   ------------
             CONSUMER PRODUCTS AND SERVICES -- 9.3%
     9,100   Brookfield Homes Corp.                                   $           384,111
     5,160   Chattem, Inc.*                                                       229,465
    10,330   Coinstar, Inc.*                                                      218,996
     5,375   Hansen Natural Corp.*                                                322,876
    14,200   Korn/Ferry International*                                            270,226
    12,150   Marine Products Corp.                                                204,242
     9,540   Nature's Sunshine Products, Inc.                                     163,802
     4,660   Stanley Furniture Company                                            220,325
     3,700   The Toro Co.                                                         327,450
                                                                      -------------------
                                                                                2,341,493
                                                                      -------------------
             DISTRIBUTION/WHOLESALE -- 1.3%
    18,895   Navarre Corp.*                                                       150,215
     3,650   ScanSource, Inc.*                                                    189,180
                                                                      -------------------
                                                                                  339,395
                                                                      -------------------
             E-COMMERCE -- 0.6%
     3,480   Overstock.com, Inc.*                                                 149,605
                                                                      -------------------
             ELECTRONIC EQUIPMENT - SERVICES -- 3.4%
     9,060   ADA-ES, Inc.*                                                        216,987
     9,300   Measurement Specialties, Inc.*                                       213,900
     7,600   Paxar Corp.*                                                         162,184
     9,800   WESCO International, Inc.*                                           274,400
                                                                      -------------------
                                                                                  867,471
                                                                      -------------------
             FINANCIAL SERVICES -- 0.9%
    10,630   Cash America International, Inc.                                     233,116
                                                                      -------------------
             FOOD, BEVERAGE, & TOBACCO -- 1.8%
     6,360   Perdiago ADR                                                         243,588
     9,120   The Boston Beer Company, Inc.*                                       199,728
                                                                      -------------------
                                                                                  443,316
                                                                      -------------------
             HEALTHCARE PRODUCTS AND SERVICES -- 7.8%
     9,200   Amedisys, Inc.*                                                      278,300
     5,540   Connetics Corp.*                                                     140,107
    12,460   Gentiva Health Services, Inc.*                                       201,603
     8,510   Healthcare Services Group, Inc.                                      206,368
    12,000   Matria Healthcare, Inc.*                                             368,519
     7,640   PolyMedica Corp.                                                     242,646
     7,400   Psychiatric Solutions, Inc.*                                         340,400
     7,320   Serologicals Corp.*                                                  178,901
                                                                      -------------------
                                                                                1,956,844
                                                                      -------------------

   Shares                                                                   Market Value
   ------                                                                   ------------
             INTERNET SERVICES -- 1.6%
    30,925   Intermix Media, Inc.*                                    $           227,298
     4,770   j2 Global Communications, Inc.*                                      163,659
                                                                      -------------------
                                                                                  390,957
                                                                      -------------------
             MEDICAL SPECIALTIES -- 9.2%
     7,700   Aspect Medical Systems, Inc.*                                        166,243
     4,500   Biosite, Inc.*                                                       234,135
    13,300   Immucor, Inc.*                                                       401,526
    15,400   Lakeland Industries, Inc.*                                           293,663
     4,700   Landauer, Inc.                                                       223,438
     8,000   Laserscope*                                                          253,920
     9,400   LCA-Vision, Inc.                                                     313,020
     8,510   Palomar Medical Technologies, Inc.*                                  229,515
    40,000   Star Scientific, Inc.*                                               211,600
                                                                      -------------------
                                                                                2,327,060
                                                                      -------------------

             OIL AND GAS SERVICES -- 12.5%
    11,230   Adams Resources & Energy, Inc.                                       234,146
     9,700   Berry Petroleum Co. - Class A                                        499,064
     7,560   Energy Partners, Ltd.*                                               196,333
    10,130   Enterra Energy Trust                                                 203,917
    30,430   Grey Wolf, Inc.*                                                     200,229
    23,000   KCS Energy, Inc.*                                                    353,280
     6,400   Penn Virginia Corp.                                                  293,760
    12,600   Petroleum Development Corp.*                                         474,894
    13,600   Resource America, Inc. - Class A                                     476,612
     8,100   World Fuel Services Corp.                                            255,150
                                                                      -------------------
                                                                                3,187,385
                                                                      -------------------

             PRODUCER MANUFACTURING -- 11.0%
     7,600   A.S.V., Inc.*                                                        301,302
     5,500   Armor Holdings, Inc.*                                                203,995
    10,370   Blount International, Inc.*                                          176,083
     9,200   Cascade Corp.                                                        322,000
     6,200   Cleveland-Cliffs, Inc.                                               451,793
     9,140   Gehl Co.*                                                            244,129
    11,190   Hexcel Corp.*                                                        173,557
     7,780   Intermagnetics General Corp.*                                        189,365
     6,800   Noble International, Ltd.                                            154,088
    10,530   Raven Industries, Inc.                                               215,023
     7,430   Shuffle Master, Inc.*                                                215,173
    11,550   TransAct Technologies, Inc.*                                         115,616
                                                                      -------------------
                                                                                2,762,124
                                                                      -------------------
             REAL ESTATE INVESTMENT TRUST -- 0.9%
    11,140   Aaron Rents, Inc.                                                    222,800
                                                                      -------------------
             REGIONAL BANKS AND THRIFTS -- 1.0%
     7,800   Bank of the Ozarks, Inc.                                             247,650
                                                                      -------------------

   Shares                                                                   Market Value
   ------                                                                   ------------
             RETAIL -- 7.4%
    11,980   CKE Restaurants, Inc.*                                   $           189,883
    27,640   Cosi, Inc.*                                                          187,952
     5,530   Deckers Outdoor Corp.*                                               197,642
    19,300   Guess?, Inc.*                                                        264,410
     3,650   Red Robin Gourmet Burgers, Inc.*                                     185,822
    29,800   Retail Ventures, Inc.*                                               271,478
    15,600   Stein Mart, Inc.*                                                    351,000
    14,900   Trans World Entertainment Corp.*                                     219,477
                                                                      -------------------
                                                                                1,867,664
                                                                      -------------------
             SEMICONDUCTORS AND RELATED -- 2.2%
    35,780   Microtune, Inc.*                                                     154,212
    21,105   MIPS Technologies, Inc.*                                             242,708
    15,190   Silicon Image, Inc.*                                                 152,811
                                                                      -------------------
                                                                                  549,731
                                                                      -------------------
             TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.4%
    29,570   Airspan Networks, Inc.*                                              151,103
     9,200   NICE Systems Ltd. ADR*                                               296,423
    21,305   Novatel Wireless, Inc.*                                              229,029
    26,060   UbiquiTel, Inc.*                                                     174,602
                                                                      -------------------
                                                                                  851,157
                                                                      -------------------
             TOTAL COMMON STOCKS
                (COST $21,008,227)                                             24,366,281
                                                                      -------------------
             MONEY MARKET FUNDS -- 0.0%
     3,445   FBR Fund for Government Investors
               (Cost $3,445)                                                        3,445
                                                                      -------------------
                TOTAL INVESTMENTS -- 96.7%                                     24,369,726
                  (COST $21,011,672)
                Other Assets in Excess of Liabilities -- 3.3%                     843,709
                                                                      -------------------
                NET ASSETS -- 100.0%                                  $        25,213,435
                                                                      ===================

* Non-income producing.

ADR -- American Depository Receipts

See Notes to Portfolio of Investments.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2005, The Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                           FEDERAL      GROSS UNREALIZED   GROSS UNREALIZED    NET UNREALIZED
                                           TAX COST       APPRECIATION       DEPRECIATION       APPRECIATION
                                           --------       ------------       ------------       ------------
Mid Cap Growth Portfolio                $150,593,093      $48,028,813        $(2,695,911)       $45,332,902
Aggressive Micro Cap Portfolio          $ 21,029,723      $ 4,708,609        $(1,368,606)       $ 3,340,003

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 25, 2005                   THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 25, 2005                   By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  May 25, 2005                   By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer